UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-21880

                  OPPENHEIMER ROCHESTER MICHIGAN MUNICIPAL FUND
               (Exact name of registrant as specified in charter)

             6803 SOUTH TUCSON WAY, CENTENNIAL, COLORADO 80112-3924
               (Address of principal executive offices) (Zip code)

                              ROBERT G. ZACK, ESQ.
                             OPPENHEIMERFUNDS, INC.
            TWO WORLD FINANCIAL CENTER, NEW YORK, NEW YORK 10281-1008
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (303) 768-3200

                         Date of fiscal year end: MARCH

                      Date of reporting period: 06/30/2006

ITEM 1. SCHEDULE OF INVESTMENTS.


Oppenheimer Rochester Michigan Municipal Fund

STATEMENT OF INVESTMENTS  JUNE 30, 2006 / UNAUDITED
--------------------------------------------------------------------------------

       PRINCIPAL
          AMOUNT                                                                COUPON           MATURITY             VALUE
----------------------------------------------------------------------------------------------------------------------------
MUNICIPAL BONDS AND NOTES--128.9%
----------------------------------------------------------------------------------------------------------------------------
MICHIGAN--86.3%
$         15,000     Anchor Bay School District                                  5.000    %     05/01/2030    $      15,238
----------------------------------------------------------------------------------------------------------------------------
          15,000     Belleville GO 1                                             5.400          11/01/2012           15,410
----------------------------------------------------------------------------------------------------------------------------
          15,000     Center Academy COP                                          7.500          10/01/2029           14,811
----------------------------------------------------------------------------------------------------------------------------
         100,000     Chelsea Economic Devel. Corp. (United
                     Methodist Retirement Communities) 1                         5.400          11/15/2027           97,118
----------------------------------------------------------------------------------------------------------------------------
          10,000     Chippewa Valley Schools (School Building & Site)            5.000          05/01/2026           10,173
----------------------------------------------------------------------------------------------------------------------------
          20,000     Clare County Sewer Disposal System 1                        5.750          11/01/2019           20,675
----------------------------------------------------------------------------------------------------------------------------
         150,000     Detroit City School District 1                              5.000          05/01/2028          151,940
----------------------------------------------------------------------------------------------------------------------------
         290,000     Detroit HFC (Across The Park Section 8 Elderly Hsg.) 1      7.875          06/01/2010          293,822
----------------------------------------------------------------------------------------------------------------------------
          95,000     Detroit Local Devel. Finance Authority 1                    5.500          05/01/2021           89,435
----------------------------------------------------------------------------------------------------------------------------
          35,000     Detroit Water Supply System, Series A 1                     5.000          07/01/2027           35,325
----------------------------------------------------------------------------------------------------------------------------
         120,000     Detroit Wayne County Stadium Authority 1                    5.250          02/01/2027          122,699
----------------------------------------------------------------------------------------------------------------------------
          50,000     Devon Trace Hsg. Corp. 1                                    7.375          08/01/2023           50,106
----------------------------------------------------------------------------------------------------------------------------
          10,000     Flint Hospital Building Authority (Hurley Medical Center)   5.375          07/01/2018           10,131
----------------------------------------------------------------------------------------------------------------------------
          60,000     Flint Hospital Building Authority (Hurley Medical Center)   5.375          07/01/2028           60,214
----------------------------------------------------------------------------------------------------------------------------
         180,000     Flint Hospital Building Authority (Hurley
                     Medical Center) 1                                           5.375          07/01/2028          183,487
----------------------------------------------------------------------------------------------------------------------------
         500,000     Grand Rapids Downtown Devel. Authority                      6.875          06/01/2024          507,530
----------------------------------------------------------------------------------------------------------------------------
         255,000     Highland Park Building Authority                            7.750          05/01/2018          258,904
----------------------------------------------------------------------------------------------------------------------------
           5,000     Howell Public Schools (School Building & Site) 1            5.000          05/01/2029            5,100
----------------------------------------------------------------------------------------------------------------------------
          10,000     John Tolfree Health System Corp.                            6.000          09/15/2023           10,094
----------------------------------------------------------------------------------------------------------------------------
         200,000     Mackinac Island Sanitary Sewer Disposal &
                     Water Supply System 2                                       5.000          03/01/2028          198,054
----------------------------------------------------------------------------------------------------------------------------
           5,000     MI Hospital Finance Authority (Central
                     Michigan Community Hospital)                                6.000          10/01/2008            5,004
----------------------------------------------------------------------------------------------------------------------------
          60,000     MI Hospital Finance Authority (Crittenton
                     Hospital Medical Center)                                    5.625          03/01/2027           62,872
----------------------------------------------------------------------------------------------------------------------------
         100,000     MI Hospital Finance Authority (Detroit Medical Group) 1     5.250          08/15/2027          102,217
----------------------------------------------------------------------------------------------------------------------------
         150,000     MI Hospital Finance Authority (Henry Ford
                     Health System) 1                                            5.250          11/15/2046          152,706
----------------------------------------------------------------------------------------------------------------------------
          40,000     MI Hospital Finance Authority (Pontiac
                     Osteopathic Hospital)                                       6.000          02/01/2024           40,007
----------------------------------------------------------------------------------------------------------------------------
          45,000     MI Hsg. Devel. Authority (BGC-II Nonprofit Hsg. Corp.)      5.500          01/15/2018           45,027
----------------------------------------------------------------------------------------------------------------------------
          15,000     MI Hsg. Devel. Authority (Breton Village Green) 1           5.625          10/15/2018           15,044
----------------------------------------------------------------------------------------------------------------------------
          50,000     MI Hsg. Devel. Authority (Charter Square) 1                 5.500          01/15/2021           50,027
----------------------------------------------------------------------------------------------------------------------------
          50,000     MI Job Devel. Authority Pollution Control
                     (General Motors Corp.)                                      5.550          04/01/2009           48,729
----------------------------------------------------------------------------------------------------------------------------
           5,000     MI Municipal Bond Authority 1                               5.000          11/01/2009            5,004
----------------------------------------------------------------------------------------------------------------------------
         150,000     MI Municipal Bond Authority 1                               5.500          11/01/2027          151,116
----------------------------------------------------------------------------------------------------------------------------
          10,000     MI Municipal Bond Authority                                 6.100          05/01/2011           10,017
----------------------------------------------------------------------------------------------------------------------------


1          |          OPPENHEIMER ROCHESTER MICHIGAN MUNICIPAL FUND

Oppenheimer Rochester Michigan Municipal Fund

STATEMENT OF INVESTMENTS  JUNE 30, 2006 / UNAUDITED
--------------------------------------------------------------------------------

       PRINCIPAL
          AMOUNT                                                                COUPON           MATURITY             VALUE
----------------------------------------------------------------------------------------------------------------------------
$          5,000     MI Strategic Fund Limited Obligation (Detroit               5.550    %     09/01/2029$           5,204
                     Edison Company)
----------------------------------------------------------------------------------------------------------------------------
         200,000     MI Strategic Fund Limited Obligation (Detroit
                     Edison Company)                                             5.650          09/01/2029          208,170
----------------------------------------------------------------------------------------------------------------------------
          25,000     MI Strategic Fund Limited Obligation (Dow
                     Chemical Company) 1                                         5.500          12/01/2028           26,411
----------------------------------------------------------------------------------------------------------------------------
         240,000     MI Strategic Fund Pollution Control (General
                     Motors Corp.) 1                                             7.875 3        04/01/2008          240,000
----------------------------------------------------------------------------------------------------------------------------
         225,000     MI Strategic Fund Solid Waste (S.D. Warren &
                     Company)                                                    7.375          01/15/2022          230,987
----------------------------------------------------------------------------------------------------------------------------
          20,000     Monroe County Water Supply                                  5.000          05/01/2025           20,430
----------------------------------------------------------------------------------------------------------------------------
          20,000     Muskegon County Building Authority                          5.500          07/01/2007           20,022
----------------------------------------------------------------------------------------------------------------------------
          75,000     Oakland County (John E. Olsen Drain District) 1             5.900          05/01/2014           75,673
----------------------------------------------------------------------------------------------------------------------------
          10,000     Oxford Area Community School District 1                     5.000          05/01/2031           10,147
----------------------------------------------------------------------------------------------------------------------------
          50,000     Plymouth Educational Center Charter School
                     (Public School Academy) 1                                   5.375          11/01/2030           49,196
----------------------------------------------------------------------------------------------------------------------------
         175,000     Plymouth Educational Center Charter School
                     (Public School Academy) 1                                   5.625          11/01/2035          175,805
----------------------------------------------------------------------------------------------------------------------------
         100,000     Pontiac Sewer Disposal 1                                    5.750          01/01/2020          103,886
----------------------------------------------------------------------------------------------------------------------------
          50,000     Pontiac Tax Increment Finance Authority 1                   6.250          06/01/2022           53,236
----------------------------------------------------------------------------------------------------------------------------
         185,000     Pontiac Tax Increment Finance Authority 1                   6.375          06/01/2031          196,533
----------------------------------------------------------------------------------------------------------------------------
          10,000     Reeths-Puffer Schools 1                                     5.000          05/01/2027           10,184
----------------------------------------------------------------------------------------------------------------------------
          15,000     St. Joseph School District                                  5.000          05/01/2026           15,284
----------------------------------------------------------------------------------------------------------------------------
         100,000     Wayne Charter County Airport (Detroit
                     Metropolitan Wayne County) 1                                5.000          12/01/2022          100,804
----------------------------------------------------------------------------------------------------------------------------
          25,000     Wayne Charter County Airport (Detroit
                     Metropolitan Wayne County) 1                                5.000          12/01/2028           25,102
----------------------------------------------------------------------------------------------------------------------------
           20,000    Wayne State University                                      5.650          11/15/2015           20,027
                                                                                                              --------------
                                                                                                                  4,425,137

U.S. POSSESSIONS--42.6%

         115,000     Puerto Rico Aqueduct & Sewer Authority 1                    5.000          07/01/2019          117,118
----------------------------------------------------------------------------------------------------------------------------
      18,000,000     Puerto Rico Children's Trust Fund (TASC) 1                  6.420 4        05/15/2050        1,125,360
----------------------------------------------------------------------------------------------------------------------------
           5,000     Puerto Rico Highway & Transportation Authority 1            5.000          07/01/2028            4,990
----------------------------------------------------------------------------------------------------------------------------
          20,000     Puerto Rico Highway & Transportation
                     Authority, Series G 1                                       5.000          07/01/2042           19,917
----------------------------------------------------------------------------------------------------------------------------
          10,000     Puerto Rico Highway & Transportation
                     Authority, Series J 1                                       5.125          07/01/2043           10,065
----------------------------------------------------------------------------------------------------------------------------
          80,000     Puerto Rico Highway & Transportation
                     Authority, Series K 1                                       5.000          07/01/2040           79,675
----------------------------------------------------------------------------------------------------------------------------
          15,000     Puerto Rico IMEPCF (American Airlines)                      6.450          12/01/2025           15,009
----------------------------------------------------------------------------------------------------------------------------
          25,000     Puerto Rico Infrastructure                                  5.000          07/01/2041           24,877
----------------------------------------------------------------------------------------------------------------------------
          35,000     Puerto Rico ITEMECF (Ana G. Mendez University) 1            5.375          02/01/2019           35,480
----------------------------------------------------------------------------------------------------------------------------
          20,000     Puerto Rico ITEMECF (Ana G. Mendez University)              5.500          12/01/2031           20,445
----------------------------------------------------------------------------------------------------------------------------
          25,000     Puerto Rico ITEMECF (Mennonite General Hospital)            6.500          07/01/2026           24,616
----------------------------------------------------------------------------------------------------------------------------
          75,000     Puerto Rico ITEMECF (San Lucas & Cristo
                     Redentor Hospitals) 1                                       5.750          06/01/2029           65,407
----------------------------------------------------------------------------------------------------------------------------
         125,000     Puerto Rico Municipal Finance Agency, Series A 1            5.250          08/01/2023          128,588


2          |          OPPENHEIMER ROCHESTER MICHIGAN MUNICIPAL FUND

Oppenheimer Rochester Michigan Municipal Fund

STATEMENT OF INVESTMENTS  JUNE 30, 2006 / UNAUDITED
--------------------------------------------------------------------------------

       PRINCIPAL
          AMOUNT                                                                COUPON          MATURITY              VALUE
----------------------------------------------------------------------------------------------------------------------------
$        270,000     Puerto Rico Port Authority (American Airlines), Series A    6.250    %     06/01/2026    $     265,785
----------------------------------------------------------------------------------------------------------------------------
          60,000     Puerto Rico Port Authority (American Airlines), Series A    6.300          06/01/2023           59,192
----------------------------------------------------------------------------------------------------------------------------
         150,000     Puerto Rico Public Buildings Authority 1                    5.000          07/01/2036          149,885
----------------------------------------------------------------------------------------------------------------------------
          40,000     Puerto Rico Public Buildings Authority, Series D            5.125          07/01/2024           40,388
                                                                                                              --------------
                                                                                                                  2,186,797
----------------------------------------------------------------------------------------------------------------------------

TOTAL INVESTMENTS, AT VALUE (COST $6,607,653)--128.9%                                                             6,611,934
----------------------------------------------------------------------------------------------------------------------------
LIABILITIES IN EXCESS OF OTHER ASSETS--(28.9)                                                                    (1,481,166)
----------------------------------------------------------------------------------------------------------------------------
NET ASSETS--100.0%                                                                                            $   5,130,768
                                                                                                              ==============

FOOTNOTES TO STATEMENT OF INVESTMENTS

1. All or a portion of the security has been segregated for collateral to cover borrowings. See accompanying Notes.

2. When-issued security or forward commitment to be delivered and settled after June 30, 2006. See accompanying Notes.

3. Represents the current interest rate for a variable or increasing rate security.

4. Zero coupon bond reflects effective yield on the date of purchase.

TO SIMPLIFY THE LISTINGS OF SECURITIES, ABBREVIATIONS ARE USED PER THE TABLE
BELOW:

COP         Certificates of Participation
GO          General Obligation
HFC         Housing Finance Corp.
IMEPCF      Industrial, Medical and Environmental Pollution Control Facilities
ITEMECF     Industrial, Tourist, Educational, Medical and Environmental
            Community Facilities
TASC        Tobacco Settlement Asset-Backed Bonds

FEDERAL TAX. The approximate aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes as of June 30, 2006 are noted below. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses.

Federal tax cost of securities                $       6,607,653
                                              ==================

Gross unrealized appreciation                 $          14,235
Gross unrealized depreciation                            (9,954)
                                              ------------------
Net unrealized appreciation                   $           4,281
                                              ==================

NOTES TO QUARTERLY STATEMENT OF INVESTMENTS

SECURITIES VALUATION. The Fund calculates the net asset value of its shares as of the close of the New York Stock Exchange (the "Exchange"), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business. Securities may be valued primarily using dealer-supplied valuations or a portfolio pricing service authorized by the Board of Trustees. Securities listed or traded on National Stock Exchanges or other domestic exchanges are valued based on the last sale price of the security traded on that exchange prior to the time when the Fund's assets are valued. Securities traded on NASDAQ are valued based on the closing price provided by


3          |          OPPENHEIMER ROCHESTER MICHIGAN MUNICIPAL FUND

Oppenheimer Rochester Michigan Municipal Fund

STATEMENT OF INVESTMENTS  JUNE 30, 2006 / UNAUDITED
--------------------------------------------------------------------------------

NASDAQ prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the closing "bid" and "asked" prices, and if not, at the closing bid price. Securities traded on foreign exchanges are valued based on the last sale price on the principal exchange on which the security is traded, as identified by the portfolio pricing service, prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the official closing price on the principal exchange. Corporate, government and municipal debt instruments having a remaining maturity in excess of sixty days and all mortgage-backed securities will be valued at the mean between the "bid" and "asked" prices. Futures contracts traded on a commodities or futures exchange will be valued at the final settlement price or official closing price on the principal exchange as reported by such principal exchange at its trading session ending at, or most recently prior to, the time when the Fund's assets are valued. Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value. Foreign and domestic securities whose values have been materially affected by what the Manager identifies as a significant event occurring before the Fund's assets are valued but after the close of their respective exchanges will be fair valued. Fair value is determined in good faith using consistently applied procedures under the supervision of the Board of Trustees. Short-term "money market type" debt securities with remaining maturities of sixty days or less are valued at amortized cost (which approximates market value).

SECURITIES ON A WHEN-ISSUED BASIS OR FORWARD COMMITMENT. Delivery and payment for securities that have been purchased by the Fund on a when-issued basis or forward commitment can take place up to ten days or more after the trade date. Normally the settlement date occurs within six months after the trade date; however, the Fund may, from time to time, purchase securities whose settlement date extends six months or more beyond trade date. During this period, such securities do not earn interest, are subject to market fluctuation and may increase or decrease in value prior to their delivery. The Fund maintains internally designated assets with a market value equal to or greater than the amount of its purchase commitments. The purchase of securities on a when-issued basis or forward commitment may increase the volatility of the Fund's net asset value to the extent the Fund executes such transactions while remaining substantially fully invested. The Fund may also sell securities that it purchased on a when-issued basis or forward commitment prior to settlement of the original purchase. As of June 30, 2006, the Fund had purchased $199,462 of securities issued on a when-issued basis or forward commitment.

SECURITY CREDIT RISK. There are certain risks arising from geographic concentration in any state. Certain revenue or tax related events in a state may impair the ability of certain issuers of municipal securities to pay principal and interest on their obligations.

BORROWINGS

The Fund can borrow money from banks in amounts up to one-third of its total assets (including the amount borrowed) less all liabilities and indebtedness other than borrowings to purchase portfolio securities, to meet redemption obligations or for temporary and emergency purposes. The purchase of securities with borrowed funds creates leverage in the Fund.

The Fund has entered into a Revolving Credit and Security Agreement (the "Agreement") with a conduit lender and a bank which enables it to participate with certain other Oppenheimer funds in a committed, secured borrowing facility that permits borrowings of up to $800 million, collectively. To secure the loan, the Fund pledges investment securities in accordance with the terms of the Agreement. Interest is charged to the Fund, based on its borrowings, at current commercial paper issuance rates (5.1865% as of June 30, 2006). The Fund pays additional fees of 0.30% per annum on its outstanding borrowings to manage and administer the facility and is allocated its pro-rata share of a 0.13% per annum commitment fee for a liquidity backstop facility with respect to the $800 million facility size.


4          |          OPPENHEIMER ROCHESTER MICHIGAN MUNICIPAL FUND



ITEM 2. CONTROLS AND PROCEDURES.

      (a) Based on their evaluation of the registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of 06/30/2006, the
            registrant's principal executive officer and principal financial officer found the registrant's disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by the registrant in the reports that it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to the registrant's management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

      (b) There have been no significant changes in the registrant's internal controls over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Exhibits attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Oppenheimer Rochester Michigan Municipal Fund


By:   /s/ John V. Murphy
      ----------------------------
      John V. Murphy
      Principal Executive Officer
Date: 08/08/2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:   /s/ John V. Murphy
      ----------------------------
      John V. Murphy
      Principal Executive Officer
Date: 08/08/2006


By:   /s/ Brian W. Wixted
      ----------------------------
      Brian W. Wixted
      Principal Financial Officer
Date: 08/08/2006